Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	40-F
Document period end date	Dec. 31, 2012
Amendment flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current fiscal year end date	--12-30
Entity central index key	0001318220
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Entity registrant name	Progressive Waste Solutions Ltd.
Entity voluntary filers	No
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	114,993,864
Entity public float	$ 2,483,867,462